Stock-Based Compensation Plans (Schedule Of Fair Value Assumptions Used To Value The Grants) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation Plans [Abstract]
Stock price on date of issuance	$ 65.17	$ 52.76	$ 44.02
Grant date fair value per share	$ 19.08	$ 15.21	$ 14.04
Number of options granted	513,100	515,100	508,600
Expected term (years)	4.9	5.1	5.1
Risk free rate of return	2.35%	2.43%	1.74%
Volatility	32.80%	33.50%	35.00%
Dividend yield	1.00%	1.50%	0.60%
Forfeiture rate		1.60%	2.00%